Financial instruments by category	12 Months Ended
Dec. 31, 2023
Financial instruments by category [Abstract]
Financial instruments by category	Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this note were selected based on their relevance.
The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.
The pagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2023	2022

Financial assets
Amortized cost:
Cash and cash equivalents	2,899,060	1,829,097
Accounts receivables	42,900,983	36,994,135
Financial investments	1,428,893	—
Other receivables	198,416	180,517
Judicial deposits	50,992	44,855
Receivables from related parties	32,281	—
Investment	—	1,651
Fair value through other comprehensive income
Financial investments	1,879,689	1,103,299
	49,390,314	40,153,554

	December 31,
	2023	2022

Financial Liabilities
Amortized cost:
Payables to third parties	21,534,388	18,072,898
Trade payables	513,920	449,102
Trade payables to related parties	476,805	593,906
Deposits	14,546,518	11,995,288
Borrowings	189,427	—
Deferred revenue	146,184	143,528
Other liabilities	262,074	202,797
Fair value through profit or loss
Deposits	1,641,922	—
Derivative financial instruments	23,314	22,289
Fair value through other comprehensive income
Derivative financial instruments	17,631	—
	39,352,183	31,479,808